Revenue (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Summary of revenue from transfer of goods and services

The Company derives revenue from the transfer of goods and services over time and at a point in time in the following categories:

	Years ended December 31,
	2023	2022	2021
	$	$	$
License fees	1,607	1,704	1,670
Development services	2,741	3,617	3,337
Product sales	66	57	-
Royalties	31	101	68
Supply chain	53	161	185
	4,498	5,640	5,260

Summary of deferred revenue

The Company has recognized the following deferred revenue balances related to contracts with customers:

	December 31, 2023
	Current	Non-Current	Total
	$	$	$
Novo Nordisk Health Care	-	-	-
Pharmanovia	209	1,420	1,629
NK Meditech Limited	9	124	133
	218	1,544	1,762

	December 31, 2022
	Current	Non-Current	Total
	$	$	$
Novo Nordisk Health Care	2,914	-	2,914
Consilient Healthcare Limited	35	1,556	1,591
NK Meditech Limited	-	128	128
	2,949	1,684	4,633